Intangible Assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	14 years 29 days
Amortization expense	$ 247,931	$ 248,615
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset of purchase price	$ 100,000
Stock issued for acquisition, shares	220,000
Stock issued for acquisition, value	$ 1,775,400